Mortgage Notes and Secured Credit Facilities - Summary of Mortgage Notes and Credit Facilities Secured by Company's Properties (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Mortgage loan on a property classified as held-for-sale	$ 12.6	$ 0.0